Schedule of Additional Information About the Financial Liabilities Subject To Measurement at Fair Value (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Interest expense		$ (200,000)	$ (32,000)
Fair Value, Inputs, Level 3 [Member] | Convertible Notes Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance as of December 31, 2025	$ 660,000	5,856,000
Fair value at issuance	1,606,000		7,899,000
Conversion of convertible notes	(681,000)	(4,530,000)	(92,000)
Change in fair value	(388,000)	(815,000)	(1,951,000)
Interest expense	126,000	277,000
Cash repayment	(186,000)
Gain on settlement of convertible note		(128,000)
Balance as of June 30, 2026	1,137,000	660,000	5,856,000
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance as of December 31, 2025		138,000
Fair value at issuance			229,000
Conversion of convertible notes
Change in fair value		(138,000)	(91,000)
Interest expense
Gain on settlement of convertible note
Balance as of June 30, 2026			$ 138,000